Segment Information (Tables)	6 Months Ended
Sep. 30, 2026
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table presents selected financial information with respect to the Company's single operating segment for the three and six months ended September 30, 2026 and 2025:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2026	2025	2026	2025
License and Other Revenue	$773	$515	$1,347	$983
Royalty Revenue	670	620	1,385	1,205
Total Revenue	1,443	1,135	2,732	2,188
Less Operating Costs and Expenses:
Staff costs: Salaries, bonuses and benefits	(475)	(409)	(924)	(798)
Staff costs: Share-based compensation cost (equity settled)	(376)	(265)	(719)	(506)
Staff costs: Employer taxes related to share-based compensation	(51)	(40)	(149)	(98)
Non-staff costs:
Project materials costs, third-party fees paid to consultants, information technology, research and development expenses (excluding employee-related expenses), accounting and legal professional services fees, advertising expenses, and other corporate-related expenses	(251)	(203)	(484)	(395)
Amortization	(26)	(24)	(53)	(48)
Depreciation	(55)	(32)	(103)	(68)
Other non-staff costs	(8)	1	(8)	2
Operating income (loss)	201	163	292	277
Operating margin	14%	14%	11%	13%
Income (loss) from equity investments, net	(20)	(16)	108	(12)
Interest income, net	29	27	60	54
Other non-operating income (loss), net	(2)	128	1	129
Income (loss) before income taxes	208	302	461	448
Income tax benefit (expense)	(78)	(64)	(61)	(80)
Net income (loss)	$130	$238	$400	$368